Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net income (loss)	$ 434,110	$ 304,519	$ 621,662
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities (inclusive of amounts related to discontinued operations):
Depreciation and amortization	7,451		262
Accretion of discount and other amortization	(45,582)		(18,982)
Interest income in CDOs redirected for reinvestment or CDO bond paydown	(5,484)		(25,975)
Interest income on investments accrued to principal balance	(22,835)		(12,535)
Interest expense on debt accrued to principal balance	437		2,964
Non-cash directors' compensation	280		75
Reversal of valuation allowance on loans	(24,587)		(339,887)
Other-than-temporary impairment on securities	18,923		99,029
Impairment of long-lived assets			260
Change in fair value of investments in excess mortgage servicing rights	(9,023)
Gain on settlement of investments (net) and real estate held-for-sale	(232,897)		(52,307)
Gain on deconsolidation
Unrealized loss on non-hedge derivatives and hedge ineffectiveness	(2,547)		36,564
Gain on extinguishment of debt	(24,085)		(265,656)
Change in:
Restricted cash	2,223		151
Receivables and other assets	(1,702)		4,577
Due to affiliates	1,961		(78)
Accrued expenses and other liabilities	1,259		(1,278)
Payment of deferred interest	(568)
Deferred interest received			44
Net cash provided by (used in) operating activities	97,334		48,890
Cash Flows From Investing Activities
Principal repayments from repurchased CDO debt	42,835		1,211
Principal repayments from CDO securities	2,014
Principal repayments from non-Agency RMBS	20,729		148
Return of investments in excess mortgage servicing rights	29,167
Principal repayments from loans and non-CDO securities (excluding non-Agency RMBS)	126,125		64,533
Purchase of real estate securities	(989,709)		(4,059)
Purchase of real estate loans	(27,226)		(6,024)
Proceeds from sale of investments	127,000		26,022
Acquisition of investments in excess mortgage servicing rights	(221,832)
Acquisition of investments in real estate	(185,686)
Additions to investments in real estate	(296)
Proceeds from sale of real estate held for sale			840
Acquisition of servicing rights			(100)
Deposit paid on investments	(25,857)
Return of deposit paid on investments	25,582
Margin received on derivative instruments			5,073
Payments on settlement of derivative instruments			(11,394)
Distributions of capital from equity method investees			193
Net cash provided by (used in) investing activities	(1,077,154)		76,443
Cash Flows From Financing Activities
Repurchases of CDO bonds payable	(35,748)		(72,718)
Issuance of other bonds payable			97,650
Repayments of other bonds payable	(42,443)		(143,678)
Borrowings under repurchase agreements	782,749		18,914
Repayments of repurchase agreements	(93,054)		(71,491)
Margin deposits under repurchase agreements	(87,895)		(17,370)
Return of margin deposits under repurchase agreements	87,895		17,370
Borrowings under mortgage notes payable	120,525
Issuance of common stock	435,821
Costs related to issuance of common stock	(1,083)
Cash consideration paid in exchange for junior subordinated notes			(9,715)
Cash consideration paid to redeem preferred stock			(16,001)
Common stock dividends paid	(104,196)
Preferred stock dividends paid	(5,580)		(19,484)
Payment of deferred financing costs	(2,385)		(1,677)
Purchase of derivative instruments	(244)
Restricted cash returned from refinancing activities			58,091
Net cash provided by (used in) financing activities	1,054,362		(160,109)
Net Increase (Decrease) in Cash and Cash Equivalents	74,542		(34,776)
Cash and Cash Equivalents, Beginning of Period	157,356	33,524	68,300
Cash and Cash Equivalents, End of Period	231,898	157,356	33,524
Less Cash and Cash Equivalents of Discontinued Operations
Cash and Cash Equivalents of Continuing Operations, End of Period	231,898	157,347	33,524
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	71,395		125,582
Supplemental Schedule of Non-Cash Investing and Financing Activities
Preferred stock dividends declared but not paid	930
Common stock dividends declared but not paid	37,954
Re-issuance of other bonds and notes payable to third parties upon deconsolidation of CDO	29,959
Common stock issued to redeem preferred stock			28,457
Face amount of CDO bonds issued in exchange for previously issued junior subordinated notes of $52,094			37,625
Loans reclassified as other investments			24,907
Purchase price payable on investments in excess mortgage servicing rights	59
Restated
Cash Flows From Operating Activities
Net income (loss)		304,519
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities (inclusive of amounts related to discontinued operations):
Depreciation and amortization		312
Accretion of discount and other amortization		(44,786)
Interest income in CDOs redirected for reinvestment or CDO bond paydown		(10,279)
Interest income on investments accrued to principal balance		(19,507)
Interest expense on debt accrued to principal balance		728
Non-cash directors' compensation		149
Reversal of valuation allowance on loans		(15,163)
Other-than-temporary impairment on securities		15,840
Impairment of long-lived assets		433
Change in fair value of investments in excess mortgage servicing rights		(367)
Gain on settlement of investments (net) and real estate held-for-sale		(77,310)
Gain on deconsolidation		(45,072)
Unrealized loss on non-hedge derivatives and hedge ineffectiveness		11,572
Gain on extinguishment of debt		(66,110)
Change in:
Restricted cash		1,161
Receivables and other assets		(1,342)
Due to affiliates		240
Accrued expenses and other liabilities		986
Payment of deferred interest
Deferred interest received		1,027
Net cash provided by (used in) operating activities		57,031
Cash Flows From Investing Activities
Principal repayments from repurchased CDO debt		65,912
Principal repayments from CDO securities		10,728
Principal repayments from non-Agency RMBS		118
Return of investments in excess mortgage servicing rights		760
Principal repayments from loans and non-CDO securities (excluding non-Agency RMBS)		82,789
Purchase of real estate securities		(333,895)
Purchase of real estate loans
Proceeds from sale of investments		3,885
Acquisition of investments in excess mortgage servicing rights		(40,492)
Acquisition of investments in real estate
Additions to investments in real estate
Proceeds from sale of real estate held for sale		650
Acquisition of servicing rights		(2,268)
Deposit paid on investments
Return of deposit paid on investments
Margin received on derivative instruments
Payments on settlement of derivative instruments		(14,322)
Distributions of capital from equity method investees
Net cash provided by (used in) investing activities		(226,135)
Cash Flows From Financing Activities
Repurchases of CDO bonds payable		(101,954)
Issuance of other bonds payable		142,736
Repayments of other bonds payable		(204,151)
Borrowings under repurchase agreements		321,020
Repayments of repurchase agreements		(100,012)
Margin deposits under repurchase agreements		(15,754)
Return of margin deposits under repurchase agreements		15,754
Borrowings under mortgage notes payable
Issuance of common stock		211,567
Costs related to issuance of common stock		(905)
Cash consideration paid in exchange for junior subordinated notes
Cash consideration paid to redeem preferred stock
Common stock dividends paid		(23,706)
Preferred stock dividends paid		(8,371)
Payment of deferred financing costs		(1,581)
Purchase of derivative instruments
Restricted cash returned from refinancing activities		58,293
Net cash provided by (used in) financing activities		292,936
Net Increase (Decrease) in Cash and Cash Equivalents		123,832
Cash and Cash Equivalents, Beginning of Period		33,524
Cash and Cash Equivalents, End of Period		157,356
Less Cash and Cash Equivalents of Discontinued Operations		(9)
Cash and Cash Equivalents of Continuing Operations, End of Period		157,347
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense		99,096
Supplemental Schedule of Non-Cash Investing and Financing Activities
Preferred stock dividends declared but not paid		930
Common stock dividends declared but not paid		15,777
Re-issuance of other bonds and notes payable to third parties upon deconsolidation of CDO		5,751
Common stock issued to redeem preferred stock
Face amount of CDO bonds issued in exchange for previously issued junior subordinated notes of $52,094
Loans reclassified as other investments
Purchase price payable on investments in excess mortgage servicing rights		$ 3,250